INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenue
Rental	$ 1,181,509		$ 1,291,310
Interest and other	79,454		78,719
Operating Partnerships Revenues	1,260,963		1,370,029
Expenses
Interest	111,171		127,504
Depreciation and amortization	283,747		308,484
Taxes and insurance	200,938		223,084
Repairs and maintenance	227,597		265,968
Operating expenses	496,794		632,670
Other expenses	5,229		6,784
Operating Partnerships Total Expenses	1,325,476		1,564,494
NET LOSS	(64,513)		(194,465)
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	(96,093)	[1]	(207,647)	[2]
Net loss allocated to other partners	31,580		13,182
Series One [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET LOSS	0		0
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net loss allocated to other partners	0		0
Series Two [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET LOSS	0		0
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net loss allocated to other partners	0		0
Series Three [Member]
Revenue
Rental	1,181,509		1,291,310
Interest and other	79,454		78,719
Operating Partnerships Revenues	1,260,963		1,370,029
Expenses
Interest	111,171		127,504
Depreciation and amortization	283,747		308,484
Taxes and insurance	200,938		223,084
Repairs and maintenance	227,597		265,968
Operating expenses	496,794		632,670
Other expenses	5,229		6,784
Operating Partnerships Total Expenses	1,325,476		1,564,494
NET LOSS	(64,513)		(194,465)
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	(96,093)	[1]	(207,647)	[2]
Net loss allocated to other partners	31,580		13,182
Series Four [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET LOSS	0		0
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net loss allocated to other partners	0		0
Series Five [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET LOSS	0		0
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net loss allocated to other partners	0		0
Series Six [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET LOSS	0		0
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net loss allocated to other partners	$ 0		$ 0

[1]	Amounts include $0, $0, $96,093, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.
[2]	Amounts include $0, $0, $207,647, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.